Bonds Payable - Summary of Bonds Payable (Detail) - TWD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Bonds Payable [Abstract]
Unsecured domestic bonds	$ 30,500	$ 30,500
Less: Discounts on bonds payable	(17)	(23)
Bonds payable	$ 30,483	$ 30,477